Components of accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments:
Net gain (loss) on cash flow hedges	$ (1,175)	$ 336	$ 957
Reclassification amount		109,000	109,000
Option contract
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax			601
Jet fuel Zero cost collars
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax			484
Interest rate Cap
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax	(1,175)	336	(128)
Non derivative financial instruments
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax			79,076
Derivative and non-derivative financial instruments.
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax	(1,175)	336	957
Net gain (loss) on cash flow hedges	$ (1,175)	$ 336	$ 80,033